Employee benefits liabilities - Disclosure of amounts recognized in the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 238
Other administration costs	73
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(184)
Items relating to discontinued operations	0
Total recognized in the Consolidated Income Statement	217
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	238
Interest expense (income)	678
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)	(588)
Other administration costs	72
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	21	€ 0	€ 0
Interest expense (income)	60	0	0
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	0	0
Total recognized in the Consolidated Income Statement	81	0	0
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	81	0
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	95	48	52
Interest expense (income)	10	9	14
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(82)	0	0
Items relating to discontinued operations	0	0	0
Total recognized in the Consolidated Income Statement	23	57	66
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 23	57
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		208	316
Other administration costs		0	0
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments		(18)	(63)
Items relating to discontinued operations		(33)	(12)
Total recognized in the Consolidated Income Statement		145	243
Pension benefit and other post employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		185
Interest expense (income)		99	138
Pension benefit and other post employment benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)		(111)	€ (136)
Other administration costs		€ 0